Average Annual Total Returns			12 Months Ended	60 Months Ended	74 Months Ended	120 Months Ended	143 Months Ended
		Jan. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025 [2]	Dec. 31, 2025	Dec. 31, 2025 [2]
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)(1)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	Russell 3000® Index (reflects no deduction for fees, expenses or taxes)(1)
Average Annual Return, Percent	[1]		17.15%	13.15%		14.29%	13.37%
Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			15.71%	11.18%		10.46%	9.76%
Lone Peak Value Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Investor Class Shares
Average Annual Return, Percent			18.10%	9.14%		11.14%	9.99%
Performance Inception Date	[2]	Jan. 30, 2014
Lone Peak Value Fund Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			17.49%	8.05%		10.07%	8.94%
Lone Peak Value Fund Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			10.72%	6.71%		8.70%	7.77%
Lone Peak Value Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Shares
Average Annual Return, Percent			18.33%	9.41%		11.40%	10.22%
Performance Inception Date	[2]	Jan. 30, 2014
Lone Peak Value Fund Super Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Super Institutional Class Shares
Average Annual Return, Percent			18.42%	9.49%	10.60%
Performance Inception Date	[2]	Oct. 17, 2019

[1]	In connection with adopted SEC regulations applicable to the Fund, the Russell 3000® Index is the Fund’s broad-based securities market index. The Fund will continue to show performance for the Russell 3000® Value Index, the Fund’s previous broad-based securities market index.
[2]	The Predecessor Fund commenced operations on January 30, 2014. The Fund has the same investment objective, strategies and policies as the Predecessor Fund.